Liquidity, Going Concern and Management's Plans (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 23, 2020	Apr. 17, 2020	Apr. 17, 2020	Apr. 09, 2020	Mar. 27, 2020	Mar. 27, 2020	Mar. 23, 2020	Dec. 31, 2019	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	May 15, 2020	May 13, 2020	Apr. 13, 2020	Mar. 26, 2020
Employee layoff percentage							40.00%	40.00%
Net loss										$ (2,416,228)		$ (3,694,816)	$ (29,807,878)	$ (4,394,149)
Revenue										1,016,776	$ 1,800,000	$ 1,324,240	8,346,858	7,883,115
Debt principal amount								$ 424,615		424,615	424,615		424,615
Short-term notes								424,615		424,615	424,615		424,615
Debt conversion of common stock shares									250,000
Fair value of warrants										73,000			73,000
Cash on hand								1,424,096		122,400	1,424,096		1,424,096	$ 69,628
Investor [Member]
Debt principal amount					$ 500,000	$ 500,000
Debt interest rate					8.00%	8.00%
Debt interest rate description					If any amounts payable under this Note are not paid within ten days after they are due, the interest rate shall accrue on the Principal in the amount of 18.0% per annum.
William E. Horne [Member] | Horne Management, LLC [Member]
Debt interest rate																		5.50%
Short-term notes								1,635,000		$ 1,635,000	1,635,000		1,635,000
Debt interest rate description										The loans bear interest ranging from 5.5% to 12%, in some cases increasing to 15% if not paid by the respective maturity date ranging from March 26, 2020 to May 13, 2020.
Coverage rate description										Some of these loans provided for the issuance of warrants at 114% warrant coverage if the loan was not repaid within two months.
Number of warrants issued										840,000
Warrants exercise price, per share										$ 0.75
Subsequent Event [Member]
Employee layoff percentage							40.00%
Warrants exercise price, per share		$ 0.015	$ 0.015
Subsequent Event [Member] | Horne Management, LLC [Member]
Short-term notes		$ 1,635,000	$ 1,635,000
Debt conversion of common stock shares		4,368,278
Warrant term		10 years	10 years
Fair value of warrants		$ 3,000,000
Debt conversion description		Horne Management, LLC agreed to convert the short-term notes, related parties totaling $1,635,000 as of March 31, 2020 plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company's common stock with such conversion to be effective as of April 17, 2020. This warrant will have an exercise price equal to the price per share at which securities are offered to investors for purchase at the Qualified Financing, which such price has not yet been established, and is exercisable beginning on the day immediately following the earlier to occur of (x) the closing of the Qualified Financing and (y) November 1, 2020. If the Qualified Financing does not occur on or prior to October 31, 2020, the exercise price of the warrant will be equal to the price per share obtained by dividing $3,000,000 by the number of fully diluted shares of the Company outstanding on October 31, 2020.
Subsequent Event [Member] | William E. Horne [Member] | Horne Management, LLC [Member]
Debt interest rate																12.00%
Debt conversion of common stock shares	4,368,278
Fair value of warrants	$ 3,000,000
Debt conversion description	Horne Management, LLC agreed to convert the related notes plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company's common stock with such conversion to be effective as of April 17, 2020. This warrant will have an exercise price equal to the price per share at which securities are offered to investors for purchase at the Qualified Financing, which such price has not yet been established, and is exercisable beginning on the day immediately following the earlier to occur of (x) the closing of the Qualified Financing and (y) November 1, 2020. If the Qualified Financing does not occur on or prior to October 31, 2020, the exercise price of the warrant will be equal to the price per share obtained by dividing $3,000,000 by the number of fully diluted shares of the Company outstanding on October 31, 2020.
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member]
Debt interest rate		12.00%	12.00%
Proceeds from offering			$ 2,812,445
Investor [Member] | Subsequent Event [Member]
Debt principal amount				$ 500,000
Note [Member] | Investor [Member]
Debt principal amount					$ 500,000	$ 500,000
Total amount in exchange for loans						$ 1,000,000
Debt interest rate					8.00%	8.00%
Note [Member] | Investor [Member] | Subsequent Event [Member]
Debt principal amount				500,000
Total amount in exchange for loans				$ 1,000,000
Debt interest rate				8.00%
Cash on hand
A&R Note [Member] | Investor [Member] | Subsequent Event [Member]
Debt principal amount				$ 1,000,000
Debt interest rate				12.00%
April Secured Notes [Member]
Debt principal amount								$ 424,615		$ 424,615	$ 424,615		$ 424,615
April Secured Notes [Member] | Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member]
Debt principal amount		$ 3,835,195	$ 3,835,195
Debt interest rate		12.00%	12.00%
Proceeds from offering			$ 2,835,195
April Secured Notes [Member] | Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member] | Investor [Member]
Debt principal amount		$ 1,000,000	$ 1,000,000
Demand Note [Member] | Subsequent Event [Member] | FWHC Bridge, LLC [Member]
Cash on hand															$ 3,117,000		$ 585,000